STATEMENT OF INVESTMENTS
BNY Mellon AMT-Free Municipal Bond Fund

May 31, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .2%
Collateralized Municipal-Backed Securities - .2%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2 (cost $3,082,759)	3.63	5/20/2033	2,808,662		2,567,819

Long-Term Municipal Investments - 98.3%
Alabama - 3.3%
Auburn University, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2036	1,000,000		1,003,221
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. A	5.00	7/1/2031	1,100,000		1,185,259
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2043	3,555,000		3,672,237
Black Belt Energy Gas District, Revenue Bonds (Project No. 4) Ser. A1	4.00	12/1/2025	1,500,000	[a]	1,491,915
Black Belt Energy Gas District, Revenue Bonds (Project No. 5) Ser. A1	4.00	10/1/2026	4,250,000	[a]	4,230,207
Jefferson County, Revenue Bonds, Refunding	5.00	9/15/2032	2,665,000		2,790,391
Jefferson County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	6.60	10/1/2042	14,000,000	[b]	14,469,487
Selma Industrial Development Board, Revenue Bonds, Refunding (International Paper Co.)	2.00	10/1/2024	1,875,000	[a]	1,827,307
Southeast Energy Authority, Revenue Bonds (Project No. 2) Ser. B	4.00	12/1/2031	1,000,000	[a]	981,467
The Lower Alabama Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2025	5,000,000	[a]	4,976,960
University of Alabama at Birmingham, Revenue Bonds, Ser. B	4.00	10/1/2037	3,595,000		3,633,843
				40,262,294
Arizona - 2.1%
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2051	10,000,000		8,637,733

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Arizona - 2.1% (continued)
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2048	2,085,000		1,964,579
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	2,415,000		2,232,239
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2036	1,750,000	[c]	1,765,012
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A	5.00	1/1/2041	2,500,000		2,593,165
Phoenix Civic Improvement Corp., Revenue Bonds	4.00	7/1/2044	4,000,000		3,885,933
The Phoenix Arizona Industrial Development Authority, Revenue Bonds, Refunding (Downtown Phoenix Student Housing) Ser. A	5.00	7/1/2037	1,000,000		1,013,380
The University of Arizona, Revenue Bonds, Refunding	5.00	8/1/2037	615,000		676,881
The University of Arizona, Revenue Bonds, Refunding	5.00	8/1/2038	3,000,000		3,282,976
				26,051,898
Arkansas - .3%
Arkansas Development Finance Authority, Revenue Bonds (Green Bond) (U.S. Steel Corp.)	5.70	5/1/2053	3,100,000		3,115,495
California - 3.5%
California, GO, Refunding	5.25	9/1/2047	2,500,000		2,834,840
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	4.00	10/1/2036	5,000,000		5,014,832
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health Obligated Group) Ser. B	5.00	11/15/2046	2,810,000		2,877,465
California Housing Finance Agency, Revenue Bonds, Ser. 2021-1	3.50	11/20/2035	2,904,047		2,698,360
California Housing Finance Agency, Revenue Bonds, Ser. A	3.25	8/20/2036	1,954,303		1,747,381

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.3% (continued)
California - 3.5% (continued)
California Municipal Finance Authority, Revenue Bonds (Green Bond) (Insured; Build America Mutual)	5.00	5/15/2026	350,000		363,214
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.00	12/1/2033	1,000,000	[c]	1,014,681
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2051	6,000,000		6,252,755
Los Angeles Department of Airports, Revenue Bonds (Green Bond)	5.25	5/15/2047	5,000,000		5,330,499
Pittsburg Successor Agency Redevelopment, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2029	2,020,000		2,135,187
Sacramento North Natomas Community Facilities District No. 4, Special Tax Bonds, Refunding, Ser. E	5.00	9/1/2030	1,000,000		1,003,940
San Francisco City & County Ineternational Airport, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2039	2,000,000		2,004,761
San Francisco City & County Public Utilities Commission Power, Revenue Bonds, Refunding, Ser. B	4.00	11/1/2051	2,780,000		2,708,680
San Jose Evergreen Community College District, GO, Ser. C	4.00	9/1/2045	2,600,000		2,581,534
San Mateo Foster Public Financing Authority, Revenue Bonds	4.00	8/1/2035	1,100,000		1,150,006
South San Francisco Unified School District, GO	4.00	9/1/2052	2,195,000		2,148,148
				41,866,283
Colorado - 3.0%
Colorado Health Facilities Authority, Revenue Bonds (Children's Hospital Colorado Obligated Group) Ser. A	5.00	12/1/2041	1,500,000		1,524,653
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities & Services Obligated Group)	5.00	12/1/2043	6,885,000		6,780,639
Colorado Health Facilities Authority, Revenue Bonds, Refunding	5.00	11/19/2026	510,000	[d,e]	543,892
Colorado Health Facilities Authority, Revenue Bonds, Refunding	5.00	11/19/2026	5,025,000	[a]	5,265,326

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Colorado - 3.0% (continued)
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2044	3,000,000		3,088,715
Colorado Health Facilities Authority, Revenue Bonds, Refunding, Ser. A	4.00	1/1/2036	2,525,000		2,554,111
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2043	4,000,000		4,209,701
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2024	4,620,000		4,699,674
Denver City & County Airport System, Revenue Bonds, Ser. B	5.00	11/15/2043	4,500,000		4,511,372
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2031	1,500,000		1,532,041
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2034	2,000,000		2,037,389
				36,747,513
Connecticut - 11.4%
Connecticut, GO, Ser. 2021 A	5.00	1/15/2041	2,050,000		2,234,188
Connecticut, GO, Ser. C	5.00	6/15/2038	1,000,000		1,066,830
Connecticut, GO, Ser. F	5.00	11/15/2042	2,000,000		2,205,861
Connecticut, Revenue Bonds, Ser. A	4.00	5/1/2037	2,500,000		2,562,828
Connecticut, Revenue Bonds, Ser. A	4.00	5/1/2036	1,000,000		1,037,795
Connecticut, Revenue Bonds, Ser. A	4.00	9/1/2035	5,000,000		5,057,994
Connecticut, Revenue Bonds, Ser. A	5.00	5/1/2038	1,000,000		1,095,931
Connecticut, Revenue Bonds, Ser. A	5.00	8/1/2034	3,000,000		3,102,298
Connecticut Bradley International Airport, Revenue Bonds, Ser. A	5.00	7/1/2049	2,500,000		2,499,939
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Church Home of Hartford Project) Ser. A	5.00	9/1/2046	1,000,000	[c]	827,530
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Church Home of Hartford Project) Ser. A	5.00	9/1/2053	1,500,000	[c]	1,192,129
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Covenant Home Inc.) Ser. B	5.00	12/1/2040	4,020,000		3,985,629
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Fairfield University) Ser. Q1	5.00	7/1/2046	1,000,000		1,018,966

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Connecticut - 11.4% (continued)
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Fairfield University) Ser. U	4.00	7/1/2052	2,000,000		1,715,719
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Hartford HealthCare Obligated Group)	5.00	7/1/2045	2,500,000		2,524,055
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Hartford HealthCare Obligated Group) Ser. E	5.00	7/1/2027	3,265,000		3,316,608
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Hartford HealthCare Project) Ser. A	4.00	7/1/2046	945,000		874,440
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Mary Wade Home Obligated Group) Ser. A1	5.00	10/1/2054	2,000,000	[c]	1,502,623
Connecticut Health & Educational Facilities Authority, Revenue Bonds (The Greenwich Academy) Ser. G	4.00	3/1/2041	1,170,000		1,131,690
Connecticut Health & Educational Facilities Authority, Revenue Bonds (The Hartford University) Ser. P	5.38	7/1/2052	1,000,000		965,605
Connecticut Health & Educational Facilities Authority, Revenue Bonds (The Stamford Hospital Obligated Group) Ser. K	4.00	7/1/2046	2,270,000		2,002,449
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Connecticut College) Ser. L1	4.00	7/1/2046	2,000,000		1,808,367
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. R	5.00	7/1/2032	1,000,000		1,065,404
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Nuvance Health Obligated Group) Ser. A	4.00	7/1/2041	2,250,000		2,009,248
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University) Ser. L	5.00	7/1/2045	3,000,000		3,044,940

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Connecticut - 11.4% (continued)
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University) Ser. L	5.00	7/1/2036	5,000,000	5,122,575
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University) Ser. M	5.00	7/1/2036	200,000	207,072
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Sacred Heart University) Ser. I1	5.00	7/1/2042	2,000,000	2,059,401
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Choate Rosemary Hall Foundation) Ser. F	4.00	7/1/2042	1,110,000	1,095,643
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Greenwich Academy) (Insured; Assured Guaranty Municipal Corp.) Ser. E	5.25	3/1/2032	6,880,000	7,798,532
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2030	865,000	865,421
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2029	500,000	500,760
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Trustees of Trinity College) Ser. R	4.00	6/1/2045	2,300,000	2,103,148
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The University of Hartford)	5.00	7/1/2034	425,000	430,305
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Trinity Health Corp. Obligated Group)	5.00	12/1/2045	7,500,000	7,627,512
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (University of New Haven)	5.00	7/1/2036	1,000,000	994,990
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Yale New Haven Health Obligated Group) Ser. E	5.00	7/1/2027	3,960,000	4,010,815

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Connecticut - 11.4% (continued)
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. S	4.00	6/1/2046	2,250,000		2,044,893
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Ser. A	4.00	7/1/2040	500,000		473,019
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Ser. A	5.00	7/1/2027	750,000		788,801
Connecticut Higher Education Supplement Loan Authority, Revenue Bonds, Ser. B	3.25	11/15/2036	1,350,000		1,182,562
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	3.65	11/15/2032	1,455,000		1,443,872
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C1	3.25	5/15/2044	3,670,000		3,544,593
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C1	4.00	11/15/2047	1,700,000		1,683,708
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. D1	3.00	5/15/2051	2,980,000		2,848,147
Greater New Haven Water Pollution Control Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	5.00	8/15/2035	25,000		25,009
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)	5.00	4/1/2039	4,000,000	[c]	3,971,556
New Haven, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	8/1/2039	3,000,000		3,166,300
New Haven, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	8/15/2027	750,000		776,006
New Haven, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	8/15/2026	610,000		629,730
New Haven, GO, Ser. A	5.25	8/1/2027	1,740,000		1,853,090
Norwalk, GO, Ser. A	3.00	7/15/2037	1,070,000		958,202
South Central Connecticut Regional Water Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2037	3,430,000		3,591,616
South Central Connecticut Regional Water Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2038	3,500,000		3,653,732

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Connecticut - 11.4% (continued)
South Central Connecticut Regional Water Authority, Revenue Bonds, Refunding, Ser. B1	5.00	8/1/2041	2,445,000	2,599,122
The Metropolitan District, GO, Refunding, Ser. A	4.00	9/1/2039	4,000,000	3,992,499
The Metropolitan District, GO, Ser. A	4.00	7/15/2035	1,275,000	1,311,688
University of Connecticut, Revenue Bonds, Ser. A	5.25	11/15/2047	4,000,000	4,263,200
Waterbury, GO, Ser. A	4.00	2/1/2045	5,750,000	5,549,804
Waterbury, GO, Ser. A	4.00	2/1/2039	2,200,000	2,205,830
Waterbury, GO, Ser. A	5.00	11/15/2038	2,500,000	2,647,072
				137,869,291
District of Columbia - .5%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2037	2,000,000	2,107,263
Washington Metropolitan Area Transit Authority Dedicated, Revenue Bonds (Green Bond) Ser. A	4.00	7/15/2039	3,500,000	3,542,738
				5,650,001
Florida - 4.3%
Central Florida Expressway Authority, Revenue Bonds, Refunding	5.00	7/1/2042	1,000,000	1,042,266
Escambia County, Revenue Bonds	5.00	10/1/2046	2,500,000	2,622,247
Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Refunding (Nova Southeastern University Project)	5.00	4/1/2035	1,500,000	1,548,795
Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Refunding (Nova Southeastern University Project)	5.00	4/1/2028	1,250,000	1,294,627
Florida Housing Finance Corp., Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. 2	3.00	7/1/2051	1,780,000	1,713,491
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2032	1,360,000	1,279,378
Gainesville Utilities System, Revenue Bonds, Ser. A	5.00	10/1/2037	2,000,000	2,123,157
Hillsborough County Aviation Authority, Revenue Bonds (Tampa International Airport)	5.00	10/1/2034	2,110,000	2,303,089
Hillsborough County Aviation Authority, Revenue Bonds (Tampa International Airport) Ser. A	5.00	10/1/2044	3,500,000	3,524,160

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Florida - 4.3% (continued)
Jacksonville, Revenue Bonds, Refunding (Brooks Rehabilitation Project)	4.00	11/1/2045	3,000,000	2,675,057
JEA Electric System, Revenue Bonds, Refunding, Ser. 3A	4.00	10/1/2037	2,850,000	2,861,382
JEA Water & Sewer System, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2039	1,500,000	1,489,953
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding	5.00	2/1/2035	1,500,000	1,509,665
Miami Beach Stormwater, Revenue Bonds, Refunding	5.00	9/1/2047	4,500,000	4,500,042
Mid-Bay Bridge Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2040	1,500,000	1,506,301
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	7,455,000	6,799,067
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2037	1,000,000	1,049,504
Polk County Utility System, Revenue Bonds, Refunding	4.00	10/1/2043	2,700,000	2,626,432
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2034	5,650,000	5,853,947
Tampa, Revenue Bonds (BayCare Obligated Group) Ser. A	5.00	11/15/2046	3,500,000	3,533,888
				51,856,448
Georgia - 2.9%
Atlanta Water & Wastewater, Revenue Bonds, Refunding	5.00	11/1/2041	1,100,000	1,159,607
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2036	1,000,000	1,039,050
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2034	2,800,000	2,933,632
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	5.00	1/1/2038	1,100,000	1,142,948
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2055	2,000,000	2,086,741
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	3,000,000	3,068,898

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Georgia - 2.9% (continued)
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	6/1/2030	5,000,000	[a]	5,203,788
Main Street Natural Gas, Revenue Bonds, Ser. B	5.00	6/1/2029	2,000,000	[a]	2,087,709
Main Street Natural Gas, Revenue Bonds, Ser. B, 1 Month LIBOR +0.75%	4.12	9/1/2023	5,250,000	[a,f]	5,250,731
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	9/1/2026	8,000,000	[a]	7,971,595
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2040	1,750,000		1,789,533
The Burke County Development Authority, Revenue Bonds, Refunding (Oglethorpe Power Corp.) Ser. A	1.50	2/3/2025	2,000,000	[a]	1,889,050
				35,623,282
Hawaii - .1%
Honolulu City & County, GO, Ser. C	4.00	7/1/2039	1,000,000		1,004,926
Illinois - 6.0%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2029	2,000,000		2,115,777
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	1,500,000		1,587,811
Chicago Board of Education Dedicated Capital Improvement Tax, Revenue Bonds	5.00	4/1/2042	1,500,000		1,516,932
Chicago II Waterworks, Revenue Bonds	5.00	11/1/2028	1,000,000		1,041,520
Chicago II Waterworks, Revenue Bonds (2nd Lien Project)	5.00	11/1/2028	1,455,000		1,482,119
Chicago II Waterworks, Revenue Bonds, Refunding	5.00	11/1/2025	2,940,000		3,041,800
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2034	7,300,000		7,470,026
Chicago O'Hare International Airport, Revenue Bonds, Ser. A	5.50	1/1/2055	2,000,000		2,113,445
Chicago Park District, GO, Ser. A	5.00	1/1/2045	4,000,000		4,240,934
Cook County II, Revenue Bonds, Refunding	5.00	11/15/2036	5,000,000		5,246,084
Cook County II, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2040	2,500,000		2,433,454
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2031	3,600,000		3,839,102
Illinois Finance Authority, Revenue Bonds	5.00	10/1/2049	1,250,000		1,281,276

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Illinois - 6.0% (continued)
Illinois Finance Authority, Revenue Bonds (Green Bond)	4.00	7/1/2038	4,500,000		4,505,949
Illinois Finance Authority, Revenue Bonds, Refunding (Advocate Health Care Project)	4.00	11/1/2030	1,000,000		1,006,834
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. A	5.00	11/15/2045	1,500,000		1,509,294
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B2	5.00	11/15/2026	2,000,000	[a]	2,069,842
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center Obligated Group) Ser. A	5.00	11/15/2034	3,000,000		3,068,335
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	4.00	4/1/2050	4,770,000		4,443,401
Illinois Housing Development Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	4/1/2051	4,365,000		4,182,527
Illinois Toll Highway Authority, Revenue Bonds, Ser. B	5.00	1/1/2036	4,000,000		4,143,714
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	4.00	4/1/2035	600,000		596,869
Sales Tax Securitization Corp., Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	4.00	1/1/2040	6,175,000		5,989,386
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	1,500,000		1,428,896
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2033	1,500,000		1,686,989
				72,042,316
Indiana - 1.0%
Ball University, Revenue Bonds, Refunding, Ser. S	4.00	7/1/2035	1,200,000		1,224,925
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group)	5.00	11/15/2036	3,890,000		4,005,810
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,765,000		3,882,511

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Indiana - 1.0% (continued)
Richmond Hospital Authority, Revenue Bonds, Refunding (Reid Hospital & Health Care Services Obligated Group) Ser. A	5.00	1/1/2035	3,400,000		3,456,484
				12,569,730
Iowa - 1.0%
Iowa Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	1/1/2047	4,350,000		4,173,321
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.00	12/1/2050	2,500,000		2,511,258
Iowa Student Loan Liquidity Corp., Revenue Bonds, Ser. B	5.00	12/1/2032	1,000,000		1,099,202
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. B1	4.00	6/1/2049	1,890,000		1,850,766
PEFA, Revenue Bonds (Gas Project)	5.00	9/1/2026	2,000,000	[a]	2,042,506
				11,677,053
Kentucky - 1.2%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2047	1,660,000		1,659,893
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	6/1/2026	2,500,000	[a]	2,491,881
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1	4.00	8/1/2030	8,070,000	[a]	7,860,500
Louisville & Jefferson County Metropolitan Government, Revenue Bonds (Norton Healthcare Inc.) Ser. D	5.00	10/1/2029	1,970,000	[a]	2,101,132
				14,113,406
Louisiana - 1.9%
Lafayette Utilities, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	11/1/2044	1,500,000		1,581,071
Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of our Lady Health System Obligated Group) Ser. A	5.00	7/1/2047	4,250,000		4,293,793
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Ochsner Clinic Foundation Obligated Group) Ser. B	5.00	5/15/2025	5,400,000	[a]	5,511,572

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Louisiana - 1.9% (continued)
New Orleans Aviation Board, Revenue Bonds (General Airport-N Terminal Project) Ser. A	5.00	1/1/2048	3,500,000		3,588,464
New Orleans Aviation Board, Revenue Bonds (Parking Facilities Corp.) (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2048	2,375,000		2,469,278
New Orleans Aviation Board, Revenue Bonds, Refunding (Consolidated Rental Car Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2038	1,500,000		1,585,362
New Orleans Aviation Board, Revenue Bonds, Ser. A	5.00	1/1/2045	3,250,000		3,282,389
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.20	7/1/2026	1,000,000	[a]	940,822
				23,252,751
Maryland - .8%
Maryland Economic Development Corp., Revenue Bonds (Green Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2052	4,000,000		4,070,327
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (MedStar Health Obligated Group)	5.00	8/15/2038	1,000,000		1,017,412
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B2	5.00	7/1/2027	4,000,000	[a]	4,186,676
				9,274,415
Massachusetts - 6.7%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2039	1,000,000		962,613
Massachusetts, GO, Ser. A	5.00	4/1/2047	3,250,000		3,390,194
Massachusetts, GO, Ser. C	3.00	3/1/2047	1,350,000		1,058,512
Massachusetts, GO, Ser. C	5.25	10/1/2052	2,000,000		2,221,602
Massachusetts College Building Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	5/1/2026	4,385,000	[g]	3,974,116
Massachusetts Development Finance Agency, Revenue Bonds (Baystate Medical Center Obligated Group) Ser. N	5.00	7/1/2034	1,475,000		1,494,607

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Massachusetts - 6.7% (continued)
Massachusetts Development Finance Agency, Revenue Bonds (Boston University) Ser. BB1	4.00	10/1/2046	2,000,000		1,943,387
Massachusetts Development Finance Agency, Revenue Bonds (Caregroup) Ser. J1	5.00	7/1/2043	1,295,000		1,344,296
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2046	2,000,000		2,040,166
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2041	1,000,000		1,027,780
Massachusetts Development Finance Agency, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. C	4.00	11/1/2046	2,265,000		2,042,928
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds Inc.)	5.13	11/15/2046	1,500,000	[c]	1,513,482
Massachusetts Development Finance Agency, Revenue Bonds (North Hill Communities Obligated Group) Ser. A	6.50	11/15/2023	400,000	[c,e]	404,923
Massachusetts Development Finance Agency, Revenue Bonds (Seven Hills Foundation & Affiliates Obligated Group) Ser. A	5.00	9/1/2045	1,500,000		1,439,597
Massachusetts Development Finance Agency, Revenue Bonds (Suffolk University Project)	4.00	7/1/2046	500,000		431,083
Massachusetts Development Finance Agency, Revenue Bonds (Worcester Polytechnic Institute)	5.00	9/1/2049	1,500,000		1,562,760
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Beth Israel Lahey Health Obligated Group)	5.00	7/1/2032	500,000		544,632
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston College) Ser. T	5.00	7/1/2042	1,000,000		1,056,571
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group)	4.38	7/1/2052	1,750,000		1,645,475
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group) Ser. E	5.00	7/1/2037	1,000,000		1,011,640

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Massachusetts - 6.7% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Brandeis University) Ser. S1	5.00	10/1/2035	1,000,000		1,090,091
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Caregroup) Ser. H1	5.00	7/1/2033	500,000		516,856
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Caregroup) Ser. I	5.00	7/1/2037	1,500,000		1,556,718
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (College of the Holy Cross) Ser. A	5.00	9/1/2041	800,000		829,638
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Lasell University)	4.00	7/1/2050	1,000,000		780,598
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)	5.00	10/1/2057	1,500,000	[c]	1,318,026
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)	5.00	10/1/2047	1,000,000	[c]	897,506
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Orchard Cove Obligated Group)	5.00	10/1/2049	700,000		652,480
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	5.00	7/1/2047	1,500,000		1,539,592
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	5.00	7/1/2031	4,710,000		4,972,504
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Salem Community Corp. Obligated Group)	5.25	1/1/2050	1,000,000		858,462
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital Obligated Group) Ser. I	5.00	7/1/2041	1,000,000		1,010,512
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University Project)	5.00	7/1/2036	450,000		466,381

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Massachusetts - 6.7% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2035	1,000,000	1,030,169
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2036	755,000	774,209
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University) Ser. A	4.00	7/1/2045	1,250,000	1,085,728
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (The Broad Institute)	5.00	4/1/2037	1,000,000	1,067,470
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group)	5.00	7/1/2046	1,000,000	1,003,512
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group)	5.00	7/1/2031	1,000,000	1,045,759
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2040	1,000,000	1,030,017
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. F	5.00	8/15/2040	2,000,000	2,039,778
Massachusetts Educational Financing Authority, Revenue Bonds	5.00	7/1/2026	1,125,000	1,160,772
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. I	5.00	1/1/2025	1,500,000	1,521,139
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. 220	3.00	12/1/2050	1,670,000	1,606,171
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 218	3.00	12/1/2050	1,185,000	1,141,071
Massachusetts Municipal Wholesale Electric Co., Revenue Bonds (Project 2015-A) Ser. A	4.00	7/1/2051	1,000,000	949,412
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2035	1,055,000	1,111,304
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2042	1,000,000	1,023,298

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Massachusetts - 6.7% (continued)
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2046	2,500,000		2,302,002
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2040	1,215,000		1,289,162
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2044	2,000,000		2,068,182
Massachusetts Port Authority, Revenue Bonds, Ser. B	5.00	7/1/2045	1,000,000		1,009,622
Massachusetts Port Authority, Revenue Bonds, Ser. E	5.00	7/1/2040	1,000,000		1,061,039
Massachusetts Transportation Fund, Revenue Bonds	5.00	6/1/2049	1,265,000		1,345,750
Massachusetts Transportation Fund, Revenue Bonds	5.00	6/1/2050	1,000,000		1,083,076
Massachusetts Transportation Fund, Revenue Bonds, Ser. A	5.00	6/1/2041	1,500,000		1,559,223
Springfield Water & Sewer Commission, Revenue Bonds, Ser. C	5.00	4/15/2037	650,000		685,969
University of Massachusetts Building Authority, Revenue Bonds, Ser. 1	4.00	11/1/2046	2,505,000		2,440,523
University of Massachusetts Building Authority, Revenue Bonds, Ser. 1	5.00	11/1/2050	1,220,000		1,297,869
				81,331,954
Michigan - 3.8%
Great Lakes Water Authority, Revenue Bonds, Ser. B	5.00	7/1/2046	9,995,000		10,201,902
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2041	2,620,000		2,702,641
Lansing Board of Water & Light, Revenue Bonds, Ser. B	2.00	7/1/2026	3,000,000	[a]	2,801,841
Michigan Building Authority, Revenue Bonds, Refunding, Ser. I	5.00	10/15/2045	5,000,000		5,118,733
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D1	5.00	7/1/2035	1,520,000		1,537,378
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Group) Ser. A	5.00	12/1/2042	1,000,000		1,030,431
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Group) Ser. MI1	5.00	12/1/2048	5,000,000		5,105,716

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Michigan - 3.8% (continued)
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. D1	5.00	7/1/2035	1,190,000	1,213,953
Michigan Trunk Line, Revenue Bonds	4.00	11/15/2046	7,180,000	6,962,351
Pontiac School District, GO (Insured; Qualified School Board Loan Fund)	4.00	5/1/2045	2,440,000	2,388,143
Wayne County Airport Authority, Revenue Bonds (Detroit Metropolitan Wayne County Airport)	5.00	12/1/2038	5,000,000	5,297,886
Wayne County Airport Authority, Revenue Bonds, Ser. D	5.00	12/1/2029	1,700,000	1,762,018
				46,122,993
Minnesota - .2%
Minnesota Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. E	3.50	7/1/2050	2,300,000	2,243,853
Mississippi - .3%
Mississippi Home Corp., Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. A	3.75	6/1/2049	3,410,000	3,353,876
Missouri - .3%
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth Obligated Group) Ser. A	5.00	11/15/2030	3,000,000	3,089,183
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Lukes Health System Obligated Group) Ser. A	5.00	11/15/2043	1,000,000	1,027,751
				4,116,934
Multi-State - .2%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M048	3.15	1/15/2036	2,340,000	[c] 2,112,705
Nebraska - .9%
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2038	3,655,000	3,769,078
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2037	5,050,000	5,220,957
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2030	1,380,000	1,401,775
				10,391,810

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Nevada - .5%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	6/15/2037	1,700,000	1,707,410
Clark County School District, GO, Ser. A	5.00	6/15/2039	2,500,000	2,738,387
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project)	5.00	6/1/2048	2,000,000	2,061,892
				6,507,689
New Hampshire - .1%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Covanta Project) Ser. B	4.63	11/1/2042	2,000,000	[c] 1,709,541
New Jersey - 4.1%
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	4.00	6/1/2031	1,000,000	1,065,655
New Jersey Economic Development Authority, Revenue Bonds (Continental Airlines Project)	5.25	9/15/2029	4,070,000	4,080,591
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	1,625,000	1,672,071
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Barnabas Health Obligated Group)	4.00	7/1/2051	5,000,000	4,692,823
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2029	2,000,000	2,132,000
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.50	6/15/2050	5,620,000	6,130,878
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	4.25	6/15/2044	1,000,000	982,895
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.00	6/15/2044	2,000,000	2,070,767
The Camden County Improvement Authority, Revenue Bonds, Refunding (Rowan University Foundation Project) (Insured; Build America Mutual) Ser. A	5.00	7/1/2034	6,360,000	7,045,859
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	13,655,000	13,996,360
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	5,000,000	5,253,345
				49,123,244

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.3% (continued)
New Mexico - .1%
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. C	3.00	1/1/2052	1,440,000		1,374,699
New York - 7.7%
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2038	1,100,000		1,211,471
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2050	5,000,000		5,105,809
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligation, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000		4,999,797
New York City, GO, Ser. B3	3.61	10/1/2046	7,625,000	[d]	7,625,000
New York City, GO, Ser. C	4.00	8/1/2041	1,000,000		990,880
New York City, GO, Ser. D1	4.00	3/1/2050	3,500,000		3,367,970
New York City, GO, Ser. D1	4.00	3/1/2041	2,000,000		1,981,963
New York City Housing Development Corp., Revenue Bonds (Insured; Federal Housing Administration) Ser. F2	0.60	7/1/2025	1,000,000	[a]	919,614
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	1/1/2032	1,000,000		1,040,809
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	1/1/2029	1,500,000		1,632,812
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2029	1,250,000		1,356,259
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. DD	4.13	6/15/2047	1,840,000		1,827,936
New York City Transitional Finance Authority, Revenue Bonds	4.00	5/1/2037	1,000,000		1,017,083
New York City Transitional Finance Authority, Revenue Bonds, Ser. D	4.00	11/1/2035	5,000,000		5,178,772

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.3% (continued)
New York - 7.7% (continued)
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	4,000,000	[c]	3,927,619
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	2,500,000		2,802,094
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2028	10,000	[e]	11,072
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.25	3/15/2037	3,000,000		3,287,843
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E	4.00	3/15/2040	5,000,000		4,985,039
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2045	5,000,000		4,869,516
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. A1	4.00	3/15/2036	3,380,000		3,488,137
New York State Urban Development Corp., Revenue Bonds (State of New York Personal Income Tax) Ser. A	4.00	3/15/2039	1,480,000		1,484,937
New York State Urban Development Corp., Revenue Bonds (State of New York Personal Income Tax) Ser. A	5.00	3/15/2036	1,750,000		1,956,101
New York State Urban Development Corp., Revenue Bonds, Refunding (State of New York Personal Income Tax)	4.00	3/15/2042	4,250,000		4,194,788
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	1/1/2036	1,535,000		1,475,579
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	4,125,000		3,913,259
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2032	1,310,000		1,352,051
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2036	2,455,000		2,587,245

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.3% (continued)
New York - 7.7% (continued)
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal)	5.00	12/1/2035	1,750,000		1,900,219
Port Authority of New York & New Jersey, Revenue Bonds, Refunding	5.00	1/15/2052	3,000,000		3,121,628
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C	5.25	5/15/2052	2,500,000		2,749,757
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C2	5.00	11/15/2042	5,000,000		5,285,651
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2049	1,000,000		1,066,555
				92,715,265
North Carolina - 1.8%
Charlotte Airport, Revenue Bonds, Ser. A	5.00	7/1/2042	3,000,000		3,122,199
Greater Asheville Regional Airport Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2029	1,160,000		1,241,332
North Carolina Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. 45	3.00	7/1/2051	5,500,000		5,281,618
North Carolina Medical Care Commission, Revenue Bonds (Caromont Health Obligated Group) Ser. B	5.00	2/1/2026	2,250,000	[a]	2,348,270
North Carolina Medical Care Commission, Revenue Bonds, Ser. A	5.00	1/1/2044	2,000,000		1,908,411
North Carolina Turnpike Authority, BAN	5.00	2/1/2024	2,500,000		2,526,444
North Caroline Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2029	1,775,000		1,885,835
The Charlotte-Mecklenburg Hospital Authority, Revenue Bonds (Atrium Health Obligated Group) Ser. B	5.00	12/2/2024	4,000,000	[a]	4,088,690
				22,402,799
North Dakota - .2%
University of North Dakota, COP (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	6/1/2051	2,500,000		2,272,690

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Ohio - 1.4%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	8,000,000		7,106,054
Cleveland Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	1/1/2031	1,000,000		1,028,606
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	2,000,000		2,019,357
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2037	1,315,000		1,388,559
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2036	1,045,000		1,114,907
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.75	9/1/2050	3,905,000		3,831,677
The Ohio University, Revenue Bonds, Refunding, Ser. D	5.00	12/1/2023	40,000		40,305
				16,529,465
Oregon - .9%
Benton & Linn Counties Consolidated School District No. 509J & 509A, GO (Insured; School Board Guaranty) Ser. A	5.00	6/15/2038	1,750,000		1,875,292
Medford Hospital Facilities Authority, Revenue Bonds, Refunding (Asante Project) Ser. A	5.00	8/15/2045	2,000,000		2,086,007
Port of Portland, Revenue Bonds, Refunding (Green Bond) Ser. 29	5.50	7/1/2053	6,250,000		6,799,975
				10,761,274
Pennsylvania - 11.7%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (Allegheny Health Network Obligated Group) Ser. A	5.00	4/1/2031	2,000,000		2,119,578
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2042	1,000,000	[c]	975,119
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2033	500,000	[c]	506,274
Allentown School District, GO (Insured; Build America Mutual) Ser. C	5.00	2/1/2037	1,600,000		1,733,498

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Pennsylvania - 11.7% (continued)
Allentown School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2030	2,300,000		2,524,582
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Highlands at Wyomissing Obligated Group)	5.00	5/15/2047	600,000		538,263
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Highlands at Wyomissing Obligated Group)	5.00	5/15/2042	500,000		463,020
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Highlands at Wyomissing Obligated Group)	5.00	5/15/2025	500,000	[e]	525,553
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Highlands at Wyomissing Obligated Group)	5.00	5/15/2025	415,000	[e]	436,209
Chester County Health & Education Facilities Authority, Revenue Bonds (Main Line Health System Obligated Group) Ser. A	4.00	9/1/2050	1,000,000		907,828
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2037	2,000,000		2,001,231
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2032	3,500,000		3,748,234
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2031	1,250,000		1,339,587
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2034	1,000,000		1,069,177
Cumberland County Municipal Authority, Revenue Bonds, Refunding (Diakon Lutheran Social Ministries Obligated Group)	5.00	1/1/2038	495,000		495,351
Cumberland County Municipal Authority, Revenue Bonds, Refunding (Diakon Lutheran Social Ministries Obligated Group)	5.00	1/1/2025	100,000	[e]	102,551
Delaware County Authority, Revenue Bonds (Villanova University)	5.00	8/1/2040	1,000,000		1,020,934
Delaware County Authority, Revenue Bonds, Refunding (Cabrini University)	5.00	7/1/2042	1,000,000		970,116
Dover Area School District, GO (Insured; Build America Mutual)	5.00	4/1/2035	1,000,000		1,081,407
Dover Area School District, GO (Insured; Build America Mutual)	5.00	4/1/2036	800,000		861,627

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Pennsylvania - 11.7% (continued)
East Hempfield Township Industrial Development Authority, Revenue Bonds, Refunding (Willow Valley Communities Project)	5.00	12/1/2039	600,000		608,197
Franklin County Industrial Development Authority, Revenue Bonds (Menno-Haven Project)	5.00	12/1/2049	500,000		389,137
Franklin County Industrial Development Authority, Revenue Bonds, Refunding (Menno-Haven Project)	5.00	12/1/2048	1,000,000		783,409
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	2/15/2027	3,000,000	[a]	3,112,031
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	4/1/2030	1,000,000	[a]	1,079,404
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group) Ser. A	5.00	6/1/2041	2,500,000		2,519,609
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Brethren Village Project)	5.13	7/1/2037	1,000,000		915,773
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Masonic Villages of the Grand Lodge of Pennsylvania)	5.00	11/1/2035	1,000,000		1,012,711
Lancaster County Hospital Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2046	9,185,000		9,354,396
Lancaster County Hospital Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2042	1,800,000		1,849,170
Lehigh County General Purpose Authority, Revenue Bonds (Lehigh Valley Academy Regional Charter School)	4.00	6/1/2052	1,000,000		824,419
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)	2.45	12/3/2029	1,750,000	[a]	1,598,164

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Pennsylvania - 11.7% (continued)
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Philadelphia Presbytery Homes Project)	5.00	12/1/2047	1,000,000		905,741
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,000,000		999,813
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	8,200,000		8,168,018
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (Meadowood Senior Living Project) Ser. A	5.00	12/1/2048	1,000,000		922,880
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (Waverly Heights Project)	5.00	12/1/2049	500,000		505,511
Pennsylvania, COP, Refunding, Ser. A	5.00	7/1/2034	1,000,000		1,088,608
Pennsylvania, GO	4.00	3/1/2037	1,525,000		1,547,443
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Greed Bond) (Covanta Project)	3.25	8/1/2039	850,000	[c]	622,379
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges) (Insured; Assured Guaranteed Municipal Corp.)	5.00	12/31/2057	4,500,000		4,604,218
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Presbyterian Homes Obligated Group)	4.00	7/1/2033	1,750,000		1,639,090
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group)	4.00	3/15/2034	1,000,000		1,009,460
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	10/15/2041	275,000		265,651

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Pennsylvania - 11.7% (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	5.00	10/15/2031	2,400,000	2,675,145
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	5.00	10/15/2036	1,250,000	1,368,096
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding	5.00	11/1/2031	1,000,000	1,017,370
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2041	1,000,000	1,027,082
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2035	1,750,000	1,814,395
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. A	5.00	9/1/2045	1,500,000	1,512,906
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. A	5.00	9/1/2030	1,000,000	1,027,882
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.25	12/1/2052	1,000,000	1,083,490
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2036	1,305,000	1,350,691
Pennsylvania Turnpike Commission Oil Franchise, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2046	3,000,000	3,220,033
Pennsylvania Turnpike Commission Oil Franchise, Revenue Bonds, Ser. B	5.25	12/1/2048	5,000,000	5,265,160
Philadelphia, GO, Ser. A	4.00	5/1/2042	1,500,000	1,446,745
Philadelphia, GO, Ser. A	5.00	5/1/2032	500,000	571,799
Philadelphia Airport, Revenue Bonds, Refunding	5.00	7/1/2031	1,000,000	1,092,351
Philadelphia Airport, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2047	5,040,000	5,187,996
Philadelphia Airport, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2035	2,000,000	2,032,369
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2047	1,500,000	1,521,569

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Pennsylvania - 11.7% (continued)
Philadelphia Gas Works, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	8/1/2045	1,000,000	969,711
Philadelphia Gas Works Co., Revenue Bonds, Refunding	5.00	8/1/2031	1,000,000	1,027,835
Philadelphia Gas Works Co., Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	8/1/2037	1,290,000	1,308,389
Philadelphia Industrial Development Authority, Revenue Bonds (Housing-University Square Apartments Project)	5.00	12/1/2037	1,230,000	1,259,423
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	4.00	11/1/2045	1,000,000	897,468
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (Thomas Jefferson University) Ser. A	5.00	9/1/2047	1,000,000	1,019,125
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding, Ser. 2015	5.00	4/1/2045	1,500,000	1,509,299
Philadelphia Water & Wastewater, Revenue Bonds, Ser. C	5.50	6/1/2052	2,000,000	2,203,215
Pittsburgh & Allegheny County Sports & Exhibition Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	2/1/2035	1,000,000	1,122,797
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured: Assured Guaranty Municipal Corp.) Ser. B	4.00	9/1/2034	1,305,000	1,341,869
Quaker Valley School District, GO, Refunding (Insured; State Aid Withholding)	5.00	10/1/2035	350,000	395,270
Southcentral Pennsylvania General Authority, Revenue Bonds, Refunding (WellSpan Health Obligated Group)	5.00	6/1/2044	1,000,000	1,042,826
State Public School Building Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2032	1,525,000	1,595,209
The Canonsburg-Houston Joint Authority, Revenue Bonds, Ser. A	5.00	12/1/2040	2,000,000	2,061,576

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Pennsylvania - 11.7% (continued)
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2037	1,000,000		986,861
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2036	1,000,000		1,000,822
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2044	9,500,000		10,017,246
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2038	1,000,000		1,057,069
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. B	5.00	9/1/2043	1,000,000		1,049,733
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2038	995,000		1,014,471
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2035	3,500,000		3,591,955
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2026	5,000	[e]	5,309
Westmoreland County Municipal Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	8/15/2042	1,000,000		1,009,848
Wilkes-Barre Finance Authority, Revenue Bonds, Refunding (University of Scranton) Ser. A	5.00	11/1/2034	1,000,000		1,034,105
				141,481,881
South Carolina - 2.7%
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2029	3,175,000		3,442,626
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2047	5,500,000		5,174,725
South Carolina Ports Authority, Revenue Bonds, Ser. A	5.00	7/1/2044	10,380,000		10,960,779
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper)	5.13	12/1/2043	7,500,000		7,512,897
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2025	800,000		827,334

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.3% (continued)
South Carolina - 2.7% (continued)
South Carolina Public Service Authority, Revenue Bonds, Ser. A	4.00	12/1/2055	5,000,000		4,453,868
				32,372,229
South Dakota - .2%
South Dakota Housing Development Authority, Revenue Bonds, Refunding, Ser. A	3.75	11/1/2050	2,810,000		2,759,838
Tennessee - .7%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds, Refunding (Lipscomb University Project)	5.00	10/1/2036	1,000,000		1,003,011
Tennergy Corp., Revenue Bonds, Ser. A	4.00	9/1/2028	4,000,000	[a]	3,960,192
Tennessee Energy Acquisition Corp., Revenue Bonds	4.00	11/1/2025	2,700,000	[a]	2,688,891
Tennessee Housing Development Agency, Revenue Bonds, Refunding, Ser. 3A	3.50	7/1/2050	1,230,000		1,200,121
				8,852,215
Texas - 4.8%
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. C	5.00	8/15/2031	2,500,000		2,529,498
Corpus Christi Utility System, Revenue Bonds, Refunding, Ser. A	4.00	7/15/2037	1,250,000		1,256,436
Dallas Area Rapid Transit, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2051	3,550,000		3,425,644
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. A	4.00	11/1/2035	2,000,000		2,063,574
Garland Electric Utility System, Revenue Bonds, Refunding	5.00	3/1/2044	2,500,000		2,629,031
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	5,000,000		4,614,539
Houston Airport System, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2039	4,000,000		4,229,962
Lamar Consolidated Independent School District, GO	4.00	2/15/2053	2,540,000		2,395,394
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2039	2,000,000		1,999,855
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.)	5.00	5/15/2046	3,800,000		3,881,989
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.)	5.00	5/15/2046	3,750,000		3,988,927

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Texas - 4.8% (continued)
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	4.00	5/15/2049	1,500,000		1,323,698
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	3,150,000	[c]	3,053,425
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	105,000		105,047
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	5,815,000		5,927,225
Plano Independent School District, GO	5.00	2/15/2043	1,500,000		1,664,397
San Antonio Texas Electric & Gas Systems, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2037	1,750,000		1,923,399
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor Scott & White Health Obligated Group) Ser. A	5.00	11/15/2045	2,500,000		2,552,271
Texas Department of Housing & Community Affairs, Revenue Bonds (Insured; Government National Mortgage Association) Ser. A	3.50	3/1/2051	1,710,000		1,661,742
Texas Department of Housing & Community Affairs, Revenue Bonds (Insured; Government National Mortgage Association) Ser. A	3.50	7/1/2052	1,970,000		1,910,825
Texas Public Finance Authority, Revenue Bonds, Refunding	4.00	2/1/2036	2,675,000		2,749,958
West Harris County Regional Water Authority, Revenue Bonds, Refunding	4.00	12/15/2045	2,750,000		2,574,009
				58,460,845
U.S. Related - 1.1%
Children's Trust Fund, Revenue Bonds, Refunding, Ser. A	0.00	5/15/2050	17,000,000	[g]	3,031,957
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	8,204,781		8,704,147
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	1,000,000		1,046,402
				12,782,506
Utah - .4%
Salt Lake City Airport, Revenue Bonds, Ser. B	5.00	7/1/2037	1,000,000		1,044,967
Salt Lake City Airport, Revenue Bonds, Ser. B	5.00	7/1/2036	1,350,000		1,416,785

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Utah - .4% (continued)
Utah Charter School Finance Authority, Revenue Bonds	5.00	10/15/2043	1,150,000	1,171,592
Utah Telecommunication Open Infrastructure Agency, Revenue Bonds, Refunding	4.38	6/1/2040	1,500,000	1,521,951
				5,155,295
Virginia - .8%
Fairfax County, Revenue Bonds, Refunding, Ser. B	3.00	7/15/2036	3,585,000	3,304,600
Virginia College Building Authority, Revenue Bonds	4.00	2/1/2036	2,015,000	2,075,512
Virginia Public Building Authority, Revenue Bonds, Ser. C	5.00	8/1/2030	2,430,000	2,543,265
Winchester Economic Development Authority, Revenue Bonds, Refunding (Valley Health System Obligated Group)	5.00	1/1/2035	1,560,000	1,608,894
				9,532,271
Washington - 1.6%
Energy Northwest, Revenue Bonds, Refunding (Columbia Generating Station)	5.00	7/1/2040	2,750,000	3,047,408
Grant County Public Utility District No. 2, Revenue Bonds, Refunding, Ser. R	2.00	12/1/2025	3,500,000	[a] 3,336,969
Washington, GO, Ser. A	5.00	8/1/2036	3,290,000	3,574,168
Washington, GO, Ser. B	5.00	2/1/2048	4,870,000	5,354,966
Washington Health Care Facilities Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2042	2,500,000	2,478,586
Washington Housing Finance Commission, Revenue Bonds, Ser. A1	3.50	12/20/2035	1,941,790	1,777,463
				19,569,560
Wisconsin - 1.8%
Public Finance Authority, Revenue Bonds (KU Campus Development Corp. Project)	5.00	3/1/2035	7,000,000	7,205,659
Public Finance Authority, Revenue Bonds, Refunding (Duke Energy Progress) Ser. B	4.00	10/1/2030	5,645,000	[a] 5,676,725
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center) Ser. A	5.00	6/1/2040	4,000,000	4,049,420
Public Finance Authority, Revenue Bonds, Refunding (WakeMed Hospital Obligated Group) Ser. A	5.00	10/1/2044	1,610,000	1,637,967

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Wisconsin - 1.8% (continued)
Public Finance Authority, Revenue Bonds, Ser. A	5.00	10/1/2052	1,500,000	1,551,220
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Advocate Aurora Health Obligated Group)	5.00	7/29/2026	2,000,000	[a] 2,092,232
				22,213,223
Total Long-Term Municipal Investments (cost $1,251,495,659)			1,189,227,756
Total Investments (cost $1,254,578,418)			98.5%	1,191,795,575
Cash and Receivables (Net)			1.5%	18,351,809
Net Assets			100.0%	1,210,147,384

GO—General Obligation

LIBOR—London Interbank Offered Rate

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2023, these securities were valued at $27,314,530 or 2.26% of net assets.

d The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

f Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

g Security issued with a zero coupon. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS
BNY Mellon AMT-Free Municipal Bond Fund

May 31, 2023 (Unaudited)

The following is a summary of the inputs used as of May 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	-	2,567,819	-	2,567,819
Municipal Securities	-	1,189,227,756	-	1,189,227,756

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company's Board of Directors (the "Board") has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2023, accumulated net unrealized depreciation on investments was $62,782,843, consisting of $4,844,557 gross unrealized appreciation and $67,627,400 gross unrealized depreciation.

At May 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.